Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
The Plan
Share-Based Compensation
Summary of awards granted

Awards	Number	Grant date	Expiry date	Exercise price*	Fair value at grant date
RSUs	64,792	May 17, 2013	n/a	n/a	$11.95
SARs	325,943	May 17, 2013	April 29, 2023	$12.86	$2.3753
RSUs	76,251	April 1, 2014	n/a	n/a	$22.58
SARs	286,746	April 1, 2014	March 31, 2024	$23.60	$6.0035
RSUs	88,492	April 1, 2015	n/a	n/a	$19.48
SARs	305,859	April 1, 2015	March 31, 2025	$19.08	$5.6352
RSUs	212,837	April 1, 2016	n/a	n/a	$9.28
SARs	848,981	April 1, 2016	March 31, 2026	$8.88	$2.3263
RSUs	144,142	April 3, 2017	n/a	n/a	$15.55
SARs	448,045	April 3, 2017	April 3, 2027	$15.15	$5.0021
RSUs	149,786	April 2, 2018	n/a	n/a	$16.30
SARs	416,458	April 2, 2018	April 2, 2028	$15.90	$5.3000

*	The exercise prices were decreased by $0.40 to reflect the effect from the distribution of the special dividend declared on November 28, 2018.

SARs
Share-Based Compensation
Summary of significant assumptions used to estimate the fair value

Inputs into the model	2013	2014	2015	2016	2017	2018
Grant date share closing price	$13.26	$24.00	$19.48	$9.28	$15.55	$16.30
Exercise price*	$12.86	$23.60	$19.08	$8.88	$15.15	$15.90
Expected volatility	29.31%	29.42%	39.3%	47.3%	46.0%	44.5%
Expected term	6 years	6 years	6 years	6 years	6 years	6 years
Risk-free interest rate for the period similar to the expected term	1.08%	2.03%	1.48%	1.37%	1.99%	2.61%

Summary of activity

SARs
Outstanding as of January 1, 2017	1,713,702	14.11	—	8.25	6,010
Granted during the year	448,045	15.55	—	—	2,241
Exercised during the year	(93,265)	11.06	18.69	—	(233)
Forfeited during the year	(37,203)	13.09	—	—	(144)

Outstanding as of December 31, 2017	2,031,279	14.59	—	7.68	7,874

Granted during the year	416,458	15.90	—	—	2,207
Exercised during the year	(60,043)	11.93	20.71		(158)
Forfeited during the year	(3,333)	11.46	—	—	(12)
Expired during the year	(12,198)	22.87	—	—	(72)

Outstanding as of December 31, 2018	2,372,163	14.51	—	7.17	9,839

RSUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
RSUs
Outstanding as of January 1, 2017	368,437	—	—	1.63	5,225
Granted during the year	144,142	—	—	—	2,241
Vested during the year	(72,189)	—	—	—	(1,630)
Forfeited during the year	(14,688)	—	—	—	(200)

Outstanding as of December 31, 2017	425,702	—	—	1.39	5,636

Granted during the year	149,786	—	—	—	2,441
Vested during the year	(86,136)	—	—	—	(1,655)
Forfeited during the year	(1,179)	—	—	—	(14)

Outstanding as of December 31, 2018	488,173	—	—	1.13	6,408

GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Summary of awards granted

Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	16,999	April 1, 2015	n/a	$24.12
PCUs	16,999	April 1, 2015	n/a	$24.12
RCUs	24,925	April 1, 2016	n/a	$16.45
PCUs	24,925	April 1, 2016	n/a	$16.45
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85
RCUs	24,608	April 2, 2018	n/a	$23.40
PCUs	24,608	April 2, 2018	n/a	$23.40

RCUs | GasLog Partners LP
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2017	41,924	1.84	820
Granted during the year	26,097	—	622
Forfeited during the year	(546)	—	(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)

Outstanding as of December 31, 2018	75,084	1.25	1,595

PCUs | GasLog Partners LP
Share-Based Compensation
Summary of activity

PCUs
Outstanding as of January 1, 2017	41,924	1.84	820
Granted during the year	26,097	—	622
Forfeited during the year	(546)	—	(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

Granted during the year	24,608	—	576
Vested during the year	(16,999)	—	(410)

Outstanding as of December 31, 2018	75,084	1.25	1,595